Basis of Preparation - Summary of Quantitative Information About Right-of-Use Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Total	$ 159,265		$ 157,383	$ 176,650
Right-of-use assets [member]
Property, plant and equipment [abstract]
Oil and gas assets		$ 12,925
Vessel		11,996
Land and buildings		1,011
Others		643
Total	$ 21,588	$ 26,575